Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and
Brighthouse Separate Account A
File Nos. 333-200240/811-03365
(Group Flexible Payment Variable Annuity – Flexible Bonus, Retirement Companion, Smart Choice)
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account A
(the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus dated April 27, 2026 and Statement of Additional Information (“SAI”) dated
April 27, 2026 being used for certain variable annuity contracts offered by the Company through the
Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the
Prospectus and SAI contained in Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on April 9, 2026.

If you have any questions, please contact me at (980) 949-4167.

Sincerely,

/s/ Alyson Saad
Alyson Saad
Managing Corporate Counsel
Brighthouse Life Insurance Company